Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,126,000
Previously Paid Amount	0.00
Total Fee Amount	2,365.10
Total Offset Amount	0.00
Net Fee	2,365.10
Narrative - Max Aggregate Offering Price	$ 17,126,000
Final Prospectus	true